Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended			9 Months Ended	12 Months Ended
	Jun. 23, 2021 shares	Oct. 31, 2021 USD ($) Y $ / shares shares	Jun. 30, 2021 USD ($) Y $ / shares shares	Jun. 30, 2020 USD ($) Y $ / shares shares	Sep. 30, 2022 USD ($) Y $ / shares shares	Dec. 31, 2021 USD ($) Y	Dec. 31, 2020 USD ($) Y	Aug. 25, 2022 $ / shares	Jun. 03, 2020 $ / shares
Expected term (years) [Member]
Warrants
Measurement input, warrants | Y						5.28	5.49
Expected volatility [Member]
Warrants
Measurement input, warrants					61.00	0.188	0.227
Risk-free interest rate [Member]
Warrants
Measurement input, warrants						0.0126	0.0036
TEMPO AUTOMATION INC
Warrants
Exercise price of warrants | $ / shares		$ 2.82						$ 2.82
Issuance of common stock warrants | $					$ 4,000	$ 9,168	$ 107
TEMPO AUTOMATION INC | Expected term (years) [Member]
Warrants
Measurement input, warrants | Y		3	10	10	3.00
TEMPO AUTOMATION INC | Expected volatility [Member]
Warrants
Measurement input, warrants		48.5	64.01	56.49
TEMPO AUTOMATION INC | Risk-free interest rate [Member]
Warrants
Measurement input, warrants		0.70	1.50	0.66	3.46
TEMPO AUTOMATION INC | Measurement Input, Expected Dividend Rate [Member]
Warrants
Measurement input, warrants		0.00	0.00	0.00	0	0	0
TEMPO AUTOMATION INC | Measurement Input, Appraised Value [Member]
Warrants
Measurement input, warrants		3.79	1.07	0.60
Warrants | TEMPO AUTOMATION INC
Warrants
Issuance of Class B ordinary shares to Sponsor (in shares) | shares	109,080				182,500
Warrant Classified As Equity | TEMPO AUTOMATION INC
Warrants
Issuance of Class B ordinary shares to Sponsor (in shares) | shares		2,363,000	109,080	182,500	291,580
Exercise price of warrants | $ / shares		$ 2.82	$ 1.51	$ 0.94	$ 1.51				$ 0.94
Issuance of common stock warrants | $		$ 9,000	$ 200	$ 100